Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerators:
Income attributable to the Company	$ 289,337	$ 260,761	$ 659,835	$ 481,462
Less: Dividend preference on Preference shares	25	28	51	55
Income available to all classes of shares	$ 289,312	$ 260,733	$ 659,784	$ 481,407
Denominators:
Weighted average number of ordinary shares outstanding	300,415,725	298,559,749	300,310,425	298,427,098
Weighted average number of preference shares outstanding	3,966,600	3,958,515	3,966,301	3,957,978
Total weighted average shares outstanding	304,382,325	302,518,264	304,276,726	302,385,076
Potentially dilutive Ordinary shares	2,405,628	2,336,573	2,372,829	2,095,345
Potentially dilutive Preference shares	18,019	21,174	18,145	20,432
Total weighted average Ordinary shares outstanding assuming dilution	302,821,353	300,896,322	302,683,254	300,522,443
Total weighted average Preference shares outstanding assuming dilution	3,984,619	3,979,689	3,984,446	3,978,410
Basic income per Ordinary share	$ 0.95	$ 0.86	$ 2.17	$ 1.59
Plus preference per Preference shares	$ 0.01	$ 0.01	$ 0.01	$ 0.02
Basic income per Preference share	$ 0.96	$ 0.87	$ 2.18	$ 1.61
Fully diluted income per Ordinary share	$ 0.94	$ 0.86	$ 2.15	$ 1.58
Plus preference per Preference shares	$ 0.01	$ 0.00	$ 0.01	$ 0.01
Fully diluted income per Preference share	$ 0.95	$ 0.86	$ 2.16	$ 1.59